FINANCIAL LIABILITIES AT FAIR VALUE THROUGH PROFIT OR LOSS (Details) - Narrative - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Trading And Other Financial Liabilities At Fair Value Through Profit Or Loss [Abstract]
Amount contractually payable on debt securities held at fair value through profit or loss	£ 11,503	£ 14,365
Difference between the balance sheet carrying value and amount contractually payable on debt securities held at fair value through profit or loss	4,675	6,834
Increase in fair value measurement, liabilities	109
Increase in fair value of debt securities before tax	£ (75)	£ (419)	£ 533